TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
TRADE RECEIVABLES

7	TRADE RECEIVABLES

	2022	2021
	US$’000	US$’000

Trade receivables	11,950	9,507
Less: Allowances for doubtful debts	(660)	(684)
	11,290	8,823
Trade receivables due from the Pools	-	150
	11,290	8,973

The credit period is 1 to 30 days (2021: 1 to 30 days).  No interest is charged on the outstanding invoice.

Loss allowance for trade receivables has been measured at an amount equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

There has been no significant change in the estimation techniques or significant assumptions made during the current reporting period in assessing the allowance for the amounts due from customers.

A trade receivable is written off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. The expected credit loss rate is considered immaterial for trade receivables outstanding for less than 120 days. For trade receivables past due for more than 120 days, the Group would recognise a loss allowance of 100% except for the adjustment to factors that are specific to the debtors, because historical experience has indicated that these receivables are generally not recoverable. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables past due – collectively assessed
2022	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	8,493	1,237	68	509	241	742	11,290

	Trade receivables past due – collectively assessed
2021	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	7,202	1,013	132	4	11	611	8,973

As at 31 December 2022, management has identified a group of debtors to be credit impaired, which include a debtor that disputed an invoiced amount arising from the redelivery of a vessel out of the agreed position and sundry small debtors within the discontinued operation. Hence, management has assessed the recoverability of the outstanding balances separately from the table above.

	2022	2021
	US$’000	US$’000

Gross carrying amount	660	684
Less: Loss allowances	(660)	(684)
Carrying amount net of allowance	-	-

Movement in the loss allowance:

	2022	2021
Individually assessed	US$’000	US$’000

Balance at 1 January	(684)	-
Net remeasurement of loss allowance	16	(681)
Amount written off	7	-
Effect of foreign exchange differences	1	(3)
Balance at 31 December	(660)	(684)